Goodwill, Intangible Assets and Acquisitions - Changes in the Group's Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 61,712	$ 28,989	$ 29,346
Currency translation adjustment	2,914	2,648	(357)
Balance at the end of the year	130,405	61,712	28,989
JM Tech
Changes in the Group's goodwill by segment
Acquisition		30,075
Wuta application
Changes in the Group's goodwill by segment
Acquisition	51,034
An E-sports team
Changes in the Group's goodwill by segment
Acquisition	14,745
Advertising & Marketing
Changes in the Group's goodwill by segment
Balance at the beginning of the year	30,899	28,989	29,346
Currency translation adjustment	1,813	1,910	(357)
Balance at the end of the year	83,746	30,899	28,989
Advertising & Marketing | JM Tech
Changes in the Group's goodwill by segment
Acquisition		0
Advertising & Marketing | Wuta application
Changes in the Group's goodwill by segment
Acquisition	51,034
Advertising & Marketing | An E-sports team
Changes in the Group's goodwill by segment
Acquisition	0
Value-added services
Changes in the Group's goodwill by segment
Balance at the beginning of the year	30,813	0	0
Currency translation adjustment	1,101	738	0
Balance at the end of the year	46,659	30,813	$ 0
Value-added services | JM Tech
Changes in the Group's goodwill by segment
Acquisition		$ 30,075
Value-added services | Wuta application
Changes in the Group's goodwill by segment
Acquisition	0
Value-added services | An E-sports team
Changes in the Group's goodwill by segment
Acquisition	$ 14,745